Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Warrants [Member]
Financial liabilities:
Classification	FVTPL	FVTPL
Financial liabilities	R$ 2,563	R$ 4,464
Contingent Consideration on Acquisitions [Member]
Financial liabilities:
Classification	FVTPL	FVTPL
Financial liabilities		R$ 144,526	116,238
Exposure Premium - Debentures [Member]
Financial liabilities:
Classification	FVTPL	FVTPL
Financial liabilities	R$ 857	R$ 1,835	841
Subscription Rights [Member]
Financial liabilities:
Classification		FVTPL
Financial liabilities			39,343
Deferred Consideration on Acquisitions [Member]
Financial liabilities:
Classification	Amortized cost	Amortized cost
Financial liabilities	R$ 254,383	R$ 87,551	118,718
Loans and Financing [Member]
Financial liabilities:
Classification	Amortized cost	Amortized cost
Financial liabilities	R$ 3,776	R$ 5,289	1,807
Debentures [Member]
Financial liabilities:
Classification	Amortized cost	Amortized cost
Financial liabilities	R$ 45,780	R$ 51,197	60,873
Related Parties [member]
Financial liabilities:
Classification	Amortized cost	Amortized cost
Financial liabilities	R$ 9,739	R$ 9,867	R$ 4,078